Related Party Transactions (Details) ¥ / shares in Units, ¥ in Millions			6 Months Ended	12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023
Related Party Transactions [Line Items]
Transfer value (in Yuan Renminbi) | ¥		¥ 282
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest rate							1.00%
Repaid debt owed | $				$ 11,400,000	$ 6,200,000	$ 10,000,000
Payables due amount | $			$ 12,899	$ 12,516
Non cash gain | $					$ 4,500,000
SunCar Online [Member]
Related Party Transactions [Line Items]
Price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4
Transfer value (in Yuan Renminbi) | ¥		¥ 282
Purchase agreement amount (in Yuan Renminbi) | ¥	¥ 1
SunCar Online to Shanghai Zanxing [Member]
Related Party Transactions [Line Items]
Interest percentage		55.09%